Summary of Significant Accounting Policies - Land Use Rights, Intangible Assets, Impairment of Long-Lived Assets (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Impairment or Disposal of Tangible Assets Disclosure
Impairment loss	$ 7,268,586	¥ 49,995,656	¥ 0	¥ 0
Land use rights
Intangible Assets, Net
Useful life	50 years	50 years
Production license
Intangible Assets, Net
Useful life	5 years	5 years
Production license renewal term	5 years	5 years